BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS [Abstract]
Fixed maturities available for sale, at fair value	$ 878	$ 713
Mortgage loans on real estate	0	28
Policy Loans	151	142
Other invested assets	90	84
Total investments	1,119	967
Cash and cash equivalents At Carrying Value	47	139
Amounts due from reinsurers	1,336	1,304
Deferred policy acquisition costs	292	218
Value of business acquired	7	18
Deferred cost of reinsurance	71	91
Other assets	18	22
Separate Account Assets	1,810	1,839
Total Assets	4,700	4,598
LIABILITIES [Abstract]
Policyholders' account balances	1,919	1,777
Current and deferred income taxes	19	83
Future policy benefits and other policyholders liabilities	389	323
Other liabilities	63	82
Separate Accounts' liabilities	1,810	1,839
Total Liabilities	4,200	4,104
Commitments and contingent liabilities	0	0
SHAREHOLDER'S EQUITY [Abstract]
Common stock, $1.0 par value, 5.0 million shares authorized, 2.5 million shares issued and outstanding	2	2
Capital in excess of par value	317	315
Retained earnings	164	169
Accumulated other comprehensive income (loss)	17	8
Total Shareholder's Equity	500	494
Total Liabilities and Shareholder's Equity	$ 4,700	$ 4,598